CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - € / shares	Mar. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common shares, par value (in eur per share)	€ 0.01	€ 0.01
Common shares, shares outstanding (in shares)	1,350,168,250	1,350,132,117
Special voting shares, shares outstanding (in shares)	387,951,166	387,951,166
Treasury stock, shares (in shares)	14,231,946	14,268,079